Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risks - Financial Instruments that are not Measured at Fair Value on a Recurring Basis (Details) - Financial Instruments Not Measured at Fair Value on a Recurring Basis - USD ($)
$ in Millions
	Nov. 30, 2022	Nov. 30, 2021
Carrying Value
Liabilities
Total	$ 35,615	$ 33,970
Carrying Value | Fixed Rate
Liabilities
Debt	23,542	19,555
Carrying Value | Floating Rate
Liabilities
Debt	12,074	14,415
Fair Value | Level 1
Liabilities
Total	0	0
Fair Value | Level 1 | Fixed Rate
Liabilities
Debt	0	0
Fair Value | Level 1 | Floating Rate
Liabilities
Debt	0	0
Fair Value | Level 2
Liabilities
Total	28,656	32,463
Fair Value | Level 2 | Fixed Rate
Liabilities
Debt	18,620	19,013
Fair Value | Level 2 | Floating Rate
Liabilities
Debt	10,036	13,451
Fair Value | Level 3
Liabilities
Total	0	0
Fair Value | Level 3 | Fixed Rate
Liabilities
Debt	0	0
Fair Value | Level 3 | Floating Rate
Liabilities
Debt	$ 0	$ 0